TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Israel	$ 10,414	$ 4,360	$ (1,036)
Non-Israeli Subsidiaries	814	416	273
INCOME (LOSS) BEFORE TAXES ON INCOME	$ 11,228	$ 4,776	$ (763)